Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Information

NOTE 13 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 follows:

(Dollars in thousands)	2017	2016

CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$1,007	$921
Investment in subsidiary bank	69,309	64,272
Securities available-for-sale	90	80
Other assets	177	195

TOTAL ASSETS	$70,583	$65,468

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$51	$53
Total shareholders’ equity	70,532	65,415

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$70,583	$65,468

(Dollars in thousands)	2017	2016	2015

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Interest on securities	$2	$2	$2
Dividends from subsidiary	2,600	2,450	2,400
Securities gains	–	–	35

Total income	2,602	2,452	2,437

Operating expenses	348	384	465
Income before taxes and undistributed equity income of subsidiary	2,254	2,068	1,972
Income tax benefit	(123)	(131)	(146)
Equity earnings in subsidiary, net of dividends	4,724	4,539	3,904

NET INCOME	$7,101	$6,738	$6,022

COMPREHENSIVE INCOME	$7,421	$6,281	$5,887

(Dollars in thousands)	2017	2016	2015

CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:

Net income	$7,101	$6,738	$6,022

Adjustments to reconcile net income to cash provided by operations:

Equity earnings in subsidiary, net of dividends	(4,724)	(4,539)	(3,904)

Securities gain	–	–	(35)

Change in other assets, liabilities	13	71	2

Net cash provided by operating activities	2,390	2,270	2,085

Cash flows from investing activities:

Proceeds from sale of securities	–	–	88

Net cash provided by investing activities	–	–	88

Cash flows from financing activities:

Cash dividends paid	(2,304)	(2,139)	(2,082)

Net cash used in financing activities	(2,304)	(2,139)	(2,082)

Increase in cash	86	131	91
Cash at beginning of year	921	790	699

Cash at end of year	$1,007	$921	$790